Average Annual Total Returns{- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager: Growth Portfolio	VIP Asset Manager: Growth Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Asset Manager: Growth Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Asset Manager: Growth Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Asset Manager: Growth Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Asset Manager: Growth Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Asset Manager: Growth Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Asset Manager: Growth Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Asset Manager: Growth Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Asset Manager: Growth Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	17.27%	10.12%	8.56%	17.09%	10.00%	8.45%	16.95%	9.82%	8.27%	18.40%	15.22%	13.88%	15.01%	10.83%	9.22%